UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2015

Date of Reporting Period: 03/31/2015

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF March 31, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 93.49%
	Consumer Discretionary - Automobiles &
	Components -- 2.52%
80,000	Dorman Products, Inc. *	$ 3,980,000
72,500	Thor Industries, Inc.	4,582,725
		------------
		8,562,725
		------------
	Consumer Discretionary - Durables &
	Apparel -- 2.55%
160,000	La-Z-Boy Incorporated	4,497,600
60,000	Tupperware Brands Corporation	4,141,200
		------------
		8,638,800
		------------
	Consumer Discretionary - Media -- 2.63%
115,000	Cinemark Holdings, Inc.	5,183,050
50,000	Morningstar, Inc.	3,745,500
		------------
		8,928,550
		------------
	Consumer Discretionary -
	Retailing -- 4.06%
42,500	Asbury Automotive Group, Inc. *	3,531,750
65,000	Monro Muffler Brake, Inc.	4,228,250
40,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	6,034,000
		------------
		13,794,000
		------------
	Consumer Discretionary - Services -- 5.63%
250,000	Carriage Services, Inc.	5,967,500
32,500	DineEquity, Inc.	3,477,825
29,000	Jack in the Box Inc.	2,781,680
165,000	Krispy Kreme Doughnuts, Inc. *	3,298,350
60,000	Popeyes Louisiana Kitchen, Inc. *	3,589,200
		------------
		19,114,555
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.55%
45,000	PriceSmart, Inc.	3,824,100
62,500	United Natural Foods, Inc. *	4,815,000
		------------
		8,639,100
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.04%
105,000	B&G Foods, Inc.	3,090,150
45,000	TreeHouse Foods, Inc. *	3,825,900
		------------
		6,916,050
		------------
	Consumer Staples - Household & Personal
	Products -- 1.02%
57,500	Nu Skin Enterprises, Inc. - Class A	3,462,075
		-----------
	Energy -- 1.43%
125,000	Enlink Midstream LLC	4,067,500
15,000	SM Energy Company	775,200
		------------
		4,842,700
		------------
	Financials - Banks -- 4.03%
95,000	Community Bank System, Inc.	3,362,050
193,394	First Financial Bancorp.	3,444,347
135,000	Glacier Bancorp, Inc.	3,395,250

55,000	IBERIABANK Corporation	3,466,650
		------------
		13,668,297
		------------
	Financials - Diversified -- 1.21%
90,000	Artisan Partners Asset Management Inc.	4,091,400
		------------
	Financials - Insurance -- 1.12%
115,000	Brown & Brown, Inc.	3,807,650
		------------
	Health Care - Equipment &
	Services -- 15.04%
65,000	Acadia Healthcare Company, Inc. *	4,654,000
92,500	Cardiovascular Systems, Inc. *	3,611,200
45,000	Cyberonics, Inc. *	2,921,400
22,500	DexCom, Inc. *	1,402,650
160,000	Globus Medical, Inc. - Class A *	4,038,400
39,000	HeartWare International, Inc. *	3,423,030
94,400	Insulet Corporation *	3,148,240
235,000	Merit Medical Systems, Inc. *	4,523,750
140,000	Omnicell, Inc. *	4,914,000
45,000	Sirona Dental Systems, Inc. *	4,049,550
67,500	STERIS Corporation	4,743,225
45,000	Teleflex Incorporated	5,437,350
130,000	Tornier N.V. *	3,408,600
30,000	Veeva Systems Inc. *	765,900
		------------
		51,041,295
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 2.11%
20,000	Bio-Techne Corporation	2,005,800
120,000	Prestige Brands Holdings, Inc. *	5,146,800
		------------
		7,152,600
		------------
	Health Care - Services -- 1.02%
65,000	Advisory Board Company (The) *	3,463,200
		------------
	Industrials - Capital Goods -- 11.23%
71,000	A.O. Smith Corporation	4,661,860
130,000	Beacon Roofing Supply, Inc. *	4,069,000
92,500	Generac Holdings Inc. *	4,503,825
60,000	HEICO Corporation	3,664,200
52,000	Middleby Corporation (The) *	5,337,800
50,000	RBC Bearings Incorporated *	3,827,000
57,500	Regal-Beloit Corporation	4,595,400
145,000	Rexnord Corporation *	3,870,050
70,000	Woodward Inc.	3,570,700
		------------
		38,099,835
		------------
	Industrials - Commercial & Professional
	Services -- 5.27%
57,500	G&K Services, Inc. - Class A	4,170,475
160,000	KAR Auction Services, Inc.	6,068,800
165,000	SP Plus Corporation *	3,605,250
120,000	West Corporation	4,047,600
		------------
		17,892,125
		------------
	Industrials - Transportation -- 5.42%
122,300	Echo Global Logistics, Inc. *	3,333,898
100,000	Knight Transportation, Inc.	3,225,000
195,000	Marten Transport, Ltd.	4,524,000
145,000	Roadrunner Transportation Systems, Inc. *	3,664,150
80,000	XPO Logistics, Inc. *	3,637,600
		------------
		18,384,648
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.41%
67,500	Cavium, Inc. *	4,780,350
		------------
	Information Technology - Software &

	Services -- 18.36%
185,000	Bottomline Technologies (de), Inc. *	5,063,450
115,000	Cardtronics, Inc. *	4,324,000
121,700	DealerTrack Holdings, Inc. *	4,687,884
90,000	Euronet Worldwide, Inc. *	5,287,500
110,000	Fortinet, Inc. *	3,844,500
95,000	Heartland Payment Systems, Inc.	4,450,750
72,500	Jack Henry & Associates, Inc.	5,067,025
24,500	MercadoLibre, Inc.	3,001,740
60,000	Qualys, Inc. *	2,788,800
80,000	SolarWinds, Inc. *	4,099,200
110,000	Syntel, Inc. *	5,690,300
280,000	Tangoe, Inc. *	3,864,000
160,000	VeriFone Systems, Inc. *	5,582,400
42,500	WEX Inc. *	4,562,800
		------------
		62,314,349
		------------
	Materials -- 2.84%
68,500	AptarGroup, Inc.	4,351,120
110,000	RPM International, Inc.	5,278,900
		------------
		9,630,020
		------------
	TOTAL COMMON STOCKS
	(cost $199,330,893)	317,224,324
		------------
SHORT-TERM INVESTMENTS -- 6.55%
	Commercial Paper - 6.00%
$ 900,000	Bemis Company, Inc. 04/01/15, 0.47%	900,000
1,000,000	Hyundai Capital America, Inc.
	04/02/15, 0.40%	999,989
1,000,000	NorthWestern Corporation 04/06/15, 0.45%	999,937
1,500,000	Southern Power Company 04/06/15, 0.48%	1,499,900
800,000	DENTSPLY International Inc.
	04/07/15, 0.55	799,927
750,000	Bacardi-Martini B.V. 04/08/15, 0.46%	749,933
1,250,000	Molson Coors Brewing Company
	04/08/15, 0.46%	1,249,888
1,025,000	Southern Power Company 04/09/15, 0.48%	1,024,891
1,175,000	Aon Corporation 04/10/15, 0.55%	1,174,838
700,000	Baxter International Inc.
	04/13/15, 0.55%	699,872
775,000	General Mills, Inc. 04/13/15, 0.42%	774,891
950,000	V.F. Corporation 04/14/15, 0.38%	949,870
1,000,000	Marriott International, Inc.
	04/15/15, 0.59%	999,771
425,000	Valspar Corporation (The)
	04/15/15, 0.50%	424,917
1,075,000	General Mills, Inc. 04/16/15, 0.50%	1,074,776
737,000	Sherwin-Williams Company (The)
	04/16/15, 0.30%	736,908
650,000	Aon Corporation 04/17/15, 0.50%	649,856
500,000	Baxter International Inc.
	04/17/15, 0.63%	499,860
1,000,000	Marriott International, Inc.
	04/21/15, 0.60%	999,667
1,000,000	Bacardi U.S.A., Inc. 04/22/15, 0.49%	999,714
850,000	NorthWestern Corporation 04/27/15, 0.55%	849,662
590,000	UnitedHealth Group Incorporated
	05/04/15, 0.25%	589,865
700,000	V.F. Corporation 05/18/15, 0.50%	699,543
		------------
		20,348,475
		------------
	Variable Rate Security - 0.55%
1,873,013	Fidelity Institutional Money Market
	Fund - Class I	1,873,013
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $22,221,488)	22,221,488
		------------
	TOTAL SECURITY HOLDINGS
	(cost $221,552,381) - 100.04%	339,445,812
		------------

LIABILITIES, NET OF OTHER ASSETS - (0.04)%	(137,439)
------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$339,308,373
------------
------------

* Non-income producing.

As of March 31, 2015, investment cost for federal tax purposes was $221,712,998 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$119,268,810
Unrealized depreciation	(1,535,996)
------------
Net unrealized appreciation	$117,732,814
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	---------------
Level 1 -
Common Stocks(1)	$317,224,324
Variable Rate Security	1,873,013
Level 2 -
Commercial Paper	20,348,475
Level 3 -
None	--
------------
Total	$339,445,812
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/12/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/12/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/12/2015